NOTES PAYABLE (Details Narrative)																																				1 Months Ended			12 Months Ended
	May 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Mar. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jan. 30, 2025 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 30, 2024 USD ($) $ / shares shares	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($) $ / shares shares	Oct. 11, 2024 USD ($) $ / shares shares	Oct. 01, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 26, 2024 USD ($) $ / shares shares	Sep. 09, 2024 $ / shares shares	Aug. 06, 2024 USD ($) $ / shares	Aug. 01, 2024 USD ($)	Jun. 27, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 27, 2024 USD ($) $ / shares	Mar. 26, 2024 USD ($) shares	Mar. 22, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Oct. 04, 2023 USD ($) $ / shares shares	Apr. 20, 2023 $ / shares shares	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2022 shares	Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) shares	Dec. 30, 2024 USD ($)	Nov. 30, 2024 USD ($)	Aug. 14, 2024	Oct. 16, 2023 $ / shares
Short-Term Debt [Line Items]
Proceeds from convertible debt																																							$ 550,000	$ 2,000,000
Debt conversion price | $ / shares							$ 2.58				$ 3.66		$ 3.38								$ 3.40			$ 2.00	$ 2.60			$ 4.80	$ 5.80		$ 6.20	$ 6.80
Debt issuance costs																																							$ 259,903	350,320
Share price | $ / shares														$ 3.60																														$ 5.40
Expected term																																							5 years
Expected volatility rate																																							137.10%
Expected dividend rate																																							0.00%
Debt conversion converted instrument rate																			100.00%
Debt instrument conversion amount							$ 98,422				$ 62,830		$ 103,091
Debt instrument conversion shares | shares							38,150				17,167		30,520
Description of amendment to first tranche note																										i) a reduction of the floor price of the conversion price from $7.00 to $3.00, ii) the issuance of additional 119,796 shares of common stock (as noted above) to the investor in lieu of the Company’s obligation to pay cash installments under the First Tranche Note, and iii) a new obligation of the Company to request acceleration of monthly payments in installments of $250,000 as soon as possible to repay the remaining $1,000,000 principal balance of the First Tranche Note, with the investor converting and selling shares subject to a) the beneficial ownership limitation of 4.99% and b) market prices of the Company’s common stock being at or above the floor price of $3.00.
Convertible note, net of discounts																																	$ 1,217,597				$ 1,217,597			1,217,597
Gross Proceeds																																							250,666
Cash payments																																							352,767	1,472,512
Unsecured debt																							$ 125,000
Amortization of debt discount																																							2,092,671	473,240
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Gross Proceeds																							1,000,000
Short term debt																							$ 125,000
Interest rate																							10.00%
Shares vested | shares																							50,000
Michael L Peterson [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						135,000																											0				0		135,000	0
Gross Proceeds																							$ 1,000,000
Short term debt																							125,000
Unsecured debt																							$ 125,000
Interest rate																							10.00%
Gross proceeds								$ 5,000					$ 5,000
Accrued Interest						$ 7,586																											0				0		7,586	$ 0
Warrant [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																																			$ 66.00
Issuance of common stock for cash, net, shares | shares																																			5,000
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash, net, shares | shares														12,500																					625			20,000		20,000
New Modified Terms [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Net of equity issuance costs																															$ 100,000
Minimum [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																										$ 3.00
Debt conversion converted instrument rate																			45.00%
Maximum [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																						$ 1.42340				7.00
Second Tranche [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																										$ 3.60	$ 3.40
Debt instrument conversion amount																										$ 339,334	$ 323,094
Debt instrument conversion shares | shares																										94,417	94,417
Gain on extinguishment of debt																										$ 64,334	$ 48,094
First Tranche [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																				$ 12.60								$ 4.80
Debt instrument conversion amount																				$ 221,449								$ 574,779
Issuance of common stock for cash, net, shares | shares																				17,576								119,796
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																															$ 6.20
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																															6.20
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																															24.00
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																															$ 10.00
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Expected term																															5 years
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Expected term																															5 years
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Expected volatility rate																															137.10%
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Expected volatility rate																															137.10%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Expected dividend rate																															0.00%
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Expected dividend rate																															0.00%
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																															3.84
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input																															3.84
June 2024 SPA [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																	37,231
Aggregate relative fair value																	$ 257,701
Issuance of common stock for cash, net, shares | shares																	74,461
June 2024 SPA [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																	$ 6.00
June 2024 SPA [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																	$ 7.90500
June 2024 SPA [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term																	5 years
June 2024 SPA [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Expected volatility rate																	132.52%
June 2024 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend rate																	0.00%
June 2024 SPA [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Discount rate																	4.29
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					$ 257,500			$ 42,917	$ 42,917			$ 91,965	$ 125,000		$ 125,000	$ 125,000
Proceeds from convertible debt																																				$ 2,371,500	2,371,500
Debt conversion price | $ / shares																													$ 5.80		$ 6.20	$ 6.80
Debt conversion converted instrument rate						103.00%																							103.00%
Debt instrument conversion amount																													$ 128,750		$ 128,750	$ 128,750
Debt instrument conversion shares | shares																					257,500			42,917	42,917			91,965	18,393		18,393	18,393
Cash payments made to investor																					$ 32,247			$ 32,247	$ 32,247			$ 32,247	$ 49,935		$ 35,837	$ 36,698
Gain on extinguishment of debt																													30,510		$ 24,873	36,770
Convertible note, net of discounts																																	1,217,597				1,217,597			$ 1,217,597
Interest expense																																							1,063,372	40,547
Convertible Notes Payable [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																										$ 275,000	$ 275,000
Debt conversion converted instrument rate																										103.00%	103.00%
Debt instrument conversion amount																										$ 283,250	$ 283,250
Convertible Notes Payable [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					$ 750,000			125,000	125,000			625,000
Debt conversion converted instrument rate																					103.00%
Debt instrument conversion amount																					$ 772,500			128,750	128,750			643,750
Gain on extinguishment of debt																					131,165			180,566	20,547			391,447
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																		$ 3,500,000
Proceeds from convertible debt																														$ 550,000				$ 2,000,000.0
Original issue discount, rate																														7.00%				7.00%
Debt discount																														$ 38,500				$ 140,000
Debt issuance costs																														90,978				350,320
Net proceeds																														$ 421,000				$ 1,500,000
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																															$ 24.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																															10.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																														$ 6.40				$ 11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																														6.40	6.40
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																															11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																														10.00				$ 24.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																														$ 10.00	11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																															$ 26.40
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term																														5 years				5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Expected term																														5 years	5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Expected term																															5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Expected volatility rate																														137.10%				137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Expected volatility rate																														137.10%	137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Expected volatility rate																															137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend rate																														0.00%				0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Expected dividend rate																														0.00%	0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Expected dividend rate																															0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Discount rate																														3.93				4.72
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Discount rate																														3.93	3.93
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Discount rate																															4.72
Convertible Notes Payable [Member] | October 2023 SPA [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																																		$ 2,000,000.0
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																																		1,500,000
Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 800,000
Original issue discount, rate																			10.00%
Debt discount																			$ 80,000
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																		$ 2,000,000
Warrants to purchase | shares																														22,279				43,336
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																		$ 24.00
Debt conversion price | $ / shares																																		24.00
Debt instrument floor price | $ / shares																																		$ 7.00
Aggregate relative fair value																														$ 98,708				$ 332,630
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | Second Tranche [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																														22,279	2,750
Aggregate relative fair value																														$ 98,708	$ 14,753
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member] | First Tranche [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																															4,167
Aggregate relative fair value																															$ 38,029
Senior Secured Convertible Promissory Note [Member] | June 2024 SPA [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 400,000
Original issue discount, rate																	10.00%
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Debt instrument conversion amount																					$ 881,165			$ 84,117	$ 113,300			$ 441,428	$ 105,575		$ 114,036	$ 125,072
March 2024 Debt Financing [Member]
Short-Term Debt [Line Items]
Debt instrument face amount							$ 29,610					$ 118,440										$ 211,500
Original issue discount, rate																						13.00%
Debt discount																						$ 27,000
Convertible note, net of discounts						67,514																											0				0		67,514	0
Interest expense																																							51,064	0
Gross Proceeds																						184,500
Net Proceeds																						$ 164,500
Interest rate																						12.00%
Issuance of shares																						$ 25,380
Debt instrument description																						The Investor Note contains provisions constituting an Event of Default (as such term is defined in the March 2024 Investor Note) and, upon an Event of Default, the March 2024 Investor Note will be accelerated and become due and payable in an amount equal to 150% of all amounts due and payable under the March 2024 Investor Note with interest at a default rate of 22% per annum. In addition, upon an Event of Default, the March 2024 Investor has the right to convert all or any outstanding amount of the March Investor Note into shares of the Company’s common stock at a conversion price equal to the greater of (i) 75% of the Market Price (as such term is defined in the March 2024 Investor Note) or (ii) the conversion floor price, which is $1.42340 (the “Floor Price”); provided, however, that the Floor Price shall not apply after October 5, 2024, and thereafter, the conversion price will be 75% of the Market Price. Issuance of shares of common stock to the March 2024 Investor is subject to certain beneficial ownership limitations and not more than 19.99% of the shares of common stock outstanding on March 29, 2024 may be issued upon conversion of the March 2024 Investor Note. The conversion price is also subject to certain adjustments or other terms in the event of (i) mergers, consolidations or recapitalization events or (ii) certain distributions made to holders of shares of common stock.
Cash payments							$ 29,610					$ 118,440
March 2024 Debt Financing [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 29,610																																				$ 29,610	$ 29,610
March 2024 Debt Financing [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Original issue discount, rate																						3.00%
April 2024 Debt Financing [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						0													$ 720,000														0				0		0	0
Debt conversion price | $ / shares									$ 3.00		$ 3.44								$ 5.00
Debt issuance costs																			$ 56,000
Share price | $ / shares									$ 3.10		$ 3.66
Debt instrument conversion amount									$ 77,450		$ 729,405
Debt instrument conversion shares | shares									25,000		224,291
Issuance of common stock for cash, net, shares | shares																			37,500
Gross Proceeds																			$ 1,000,000
Net Proceeds																		$ 5,000,000	$ 664,000
Interest rate																			15.00%																								15.00%
Issuance of shares																			$ 366,000
Percentage of outstanding shares																		50.00%
Maturity Date																			Aug. 16, 2024
Debt issuance costs																			$ 136,000
Periodic payment of debt									$ 75,000		$ 682,031
Interest paid						816,445					7,031																						0
Loss on conversion									$ 2,450		47,373
April 2024 Debt Financing [Member] | Two Cash Payment [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares															$ 25,000
April 2024 Debt Financing [Member] | Commitment Shares [Member]
Short-Term Debt [Line Items]
Issuance of common stock for cash, net, shares | shares																			75,000
April 2024 Debt Financing [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																			$ 9.80
April 2024 Debt Financing [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Issuance of shares																			$ 301,500
April 2024 Debt Financing [Member] | Minimum [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion price | $ / shares																			$ 8.00
June 2024 Debt Financing [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 88,888					$ 50,000		$ 88,888																				0				0		$ 88,888	0
Debt conversion price | $ / shares						$ 2.58				$ 3.38	$ 3.66		$ 3.38				$ 7.90500																						$ 2.58
Debt instrument floor price | $ / shares																	$ 2.40
Debt instrument conversion amount						$ 91,556				$ 7,838	$ 51,500		$ 91,556
Debt instrument conversion shares | shares						38,150					17,167		30,520
Gain on extinguishment of debt						$ 9,534					$ 12,830		$ 14,203
Issuance of common stock for cash, net, shares | shares										2,317
Gross Proceeds																	$ 720,000
Net Proceeds																	$ 676,200
Debt instrument description																	The June 2024 Notes are initially convertible into shares of Common Stock (the “June 2024 Conversion Shares”) at a conversion price of $7.90500 per share, subject to certain adjustments (the “June 2024 Notes Conversion Price”), provided that the June 2024 Conversion Price shall not be reduced below $2.40 (the “June 2024 Floor Price”), and provided further that, subject to the applicable rules of the NYSE American, the Company may lower the June 2024 Floor Price at any time upon written notice to the June 2024 Investors. The June 2024 Notes do not bear any interest, except in the case of an Event of Default (as such term is defined in the June 2024 Notes), and the June 2024 Notes mature on June 27, 2025. Upon the occurrence of any Event of Default, interest shall accrue on the June 2024 Notes at a rate equal to 10% per annum or, if less, the highest amount permitted by law.
Percentage of total principal amount																	103.00%
Percentage of pre-payment premium																	5.00%
Amortization of debt discount																																	0
June 2024 Debt Financing [Member] | June 2024 SPA [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																	$ 360,000
Original issue discount, rate																	10.00%
June 2024 SPA [Member]
Short-Term Debt [Line Items]
Warrants to purchase | shares																	37,231
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 7.90500
Aggregate relative fair value																	$ 257,701
Issuance of common stock for cash, net, shares | shares																	74,461
June 2024 SPA [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price | $ / shares																	$ 6.00
June 2024 SPA [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Exercise price | $ / shares																	$ 7.90500
June 2024 SPA [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected term																	5 years
June 2024 SPA [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Expected volatility rate																	132.52%
June 2024 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Expected dividend rate																	0.00%
June 2024 SPA [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Discount rate																	4.29
June Two Thousand Twenty Four Debt Financing Net [Member]
Short-Term Debt [Line Items]
Debt instrument conversion amount						98,422					$ 62,830		$ 103,091
June Two Thousand Twenty Four Debt Financing One [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						322,419																																	$ 322,419
Amortization of debt discount						131,696
August One Two Thousand And Twenty Four Financing [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						128,588										$ 152,000																	0				$ 0		128,588	$ 0
Debt discount																18,000
Gross Proceeds																134,000
Net Proceeds																$ 110,625
Interest rate																12.00%
Maturity Date																May 30, 2025
Amortization of debt discount						17,963																											0
Debt discount percentage																11.80%
Debt prepayment discount percentage																3.00%
Interest paid																$ 18,240
August One Two Thousand And Twenty Four Financing [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Periodic payment of debt	$ 21,280	$ 21,280	$ 21,280	$ 21,280	85,120
August Six Two Thousand And Twenty Four Financing [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						224,327									$ 255,225																								$ 224,327
Debt discount															30,225
Gross Proceeds															225,000
Net Proceeds															$ 199,250
Interest rate															12.00%
Maturity Date															May 30, 2025
Amortization of debt discount						$ 25,077																											$ 0
Debt discount percentage															11.80%
Debt prepayment discount percentage															3.00%
Interest paid															$ 30,627
August Six Two Thousand And Twenty Four Financing [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Periodic payment of debt	$ 35,731.50	$ 35,731.50	$ 35,731.50	$ 35,731.50	$ 142,926